Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Cash and cash equivalents	$ 582,971	$ 793,040	$ 2,406
Prepaid expenses and other current assets	296,081	256,251	18,776
Current assets from discontinued operations	2,248,757	2,494,564	1,755,275
TOTAL CURRENT ASSETS	3,127,809	3,543,855	7,000,880
Property and equipment, net	21,895	25,022	37,821
Intangible assets, net of accumulated amortization of $43,096 and $12,287 at March 31, 2021 and 2020, respectively	1,797,920	1,706,762	1,128,702
Long term assets from discontinued operations	5,383,005	5,530,415	6,185,465
TOTAL ASSETS	10,330,629	10,806,054	14,352,868
CURRENT LIABILITIES:
Accounts payable	1,463,806	1,412,459	1,913,049
Accrued interest	521,145	493,741	366,865
Accrued liabilities	1,031,003	957,946	813,618
Notes and convertible notes payable and line of credit, net of unamortized discount of $272,122 and $296,504 at June 30, 2021 and March 31, 2021, respectively	3,619,186	3,594,804
Indebtedness to related parties	84,913	84,913	586,512
Current liabilities from discontinued operations	1,987,787	2,054,585	1,999,062
TOTAL CURRENT LIABILITIES	8,707,840	8,598,448	10,885,757
Convertible notes payable, net of unamortized discount of $154,590 and $0 at March 31, 2021 and 2020, respectively	305,877	292,410	0
Long term liabilities from discontinued operations	3,347,363	3,389,124	3,555,605
TOTAL LIABILITIES	12,361,080	12,279,982	14,441,362
Commitments and contingencies (Note 11)
STOCKHOLDERS' EQUITY/(DEFICIT):
Common Stock, $0.0001 par value, 600,000,000 shares authorized, 315,340,411 and 275,541,602 outstanding at March 31, 2021 and 2020, respectively	31,743	31,534	27,554
Additional paid-in capital	102,619,471	102,380,770	97,271,157
Accumulated deficit	(104,681,665)	(103,886,232)	(97,387,205)
TOTAL STOCKHOLDERS' DEFICIT	(2,030,451)	(1,473,928)	(88,494)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 10,330,629	$ 10,806,054	$ 14,352,868